Term deposits and other financial assets	12 Months Ended
Dec. 31, 2021
Term Deposits
Term Deposits

12      Term deposits and other financial assets

Term deposits comprised the following:

	As of December 31,
In thousands of USD	2020	2021
Financial assets at fair value through profit or loss	—	198,998
Financial assets at fair value through OCI	—	195,722
Short term deposits - banks	1,215	995
Term Deposits and other financial assets	1,215	395,715

Deposits represent interest bearing deposits with a commercial bank for a fixed period of more than 3 months.

Other financial assets comprised the following:

	As of December 31,
In thousands of USD	2020	2021
Current financial assets measured at fair value through profit or loss	—	198,998
Current financial assets measured at fair value through other comprehensive income	—	195,722
Other financial assets – current	—	394,720

Financial assets measured at fair value through other comprehensive income comprise investments in listed investment grade bonds, via a discretionary account managed by Citi Private Bank, with the objective of maintaining capital and obtaining benchmark yields. The Group holds these investments under a “hold to collect and sell” business model as defined under IFRS 9. Interest income from financial assets at fair value through OCI are disclosed in Note 28.

Financial assets measured at fair value through profit or loss comprise investments in Exchange Traded Funds (ETF), namely ETF shares held by the Group in passively managed subfunds of UBS (Lux) Fund Solutions, which track particular indexed, with the objective of obtaining returns in line with specific market benchmarks. Fair value variances are disclosed in Note 28.

Other financial assets are presented as current whenever maturity of the investments is within 12 months of the reporting date or if management expects to sell the asset within 12 months.

Fair value reserve

The movement in the fair value reserve for financial assets at fair value through other comprehensive income (“FVOCI”), including the allowance for expected credit losses (“ECL”), is as follows:

In thousands of USD	OCI on financial assets at fair value
Balance as of December 31, 2020	—
Changes in fair value of financial assets	(4,029)
Changes in allowance for expected credit losses	88
Changes recognized in other comprehensive income of the period (Note 16)	(3,941)
Balance as of December 31, 2021	(3,941)

Allowance for expected credit losses

The movement of allowance for expected credit losses (“ECL”) of other financial assets measured at fair value through other comprehensive income is as follows:

In thousands of USD	ECL of other financial assets
Balance as of December 31, 2020	—
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income (Note 28)	88
Total changes in allowance for expected credit losses	88
Balance as of December 31, 2021	88